Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments
The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2020. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2020 for forward contracts, and based on spot rates as of September 30, 2020 for options.

Notional Value*
Foreign exchange contracts	$1,220,000

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts	The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2020 and September 30, 2019, is as follows:

	As of September 30,
	2020	2019
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$21,153	$9,344
Other noncurrent assets	1,317	585
Accrued expenses and other current liabilities	(2,089)	(2,977)
Other noncurrent liabilities	—	(2,072)

	20,381	4,880
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	3,068	5,086
Accrued expenses and other current liabilities	(2,813)	(2,076)

	255	3,010

Net fair value	$20,636	$7,890

Effect of Cash Flow Hedging Instruments
The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2020, 2019 and 2018, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2020	2019	2018
Line item in consolidated statements of income:
Revenue	$834	$19	$(1,129)
Cost of revenue	4,166	(8,627)	15,877
Research and development	1,646	(2,059)	3,127
Selling, general and administrative	2,500	(2,309)	3,462

Total	$9,146	$(12,976)	$21,337

Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges
The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2020	2019	2018
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$3,945	$(26,608)	$24,508
Changes in fair value of cash flow hedges, net of tax	21,903	19,228	(31,908)
Reclassification of (gain) loss into earnings, net of tax	(7,012)	11,325	(19,208)

Net unrealized gain (loss) on cash flow hedges, net of tax, end of period	$18,836	$3,945	$(26,608)

Effect of Non-Designated as Hedging Instruments
The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2020, 2019 and 2018, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2020	2019	2018
Line item in statements of income:
Cost of revenue	$(718)	$401	$(4,577)
Research and development	(341)	14	(736)
Selling, general and administrative	(559)	294	(950)
Interest and other expense, net	255	5,845	7,038
Income taxes	(679)	(528)	1,581

Total	$(2,042)	$6,026	$2,356